Offerings	Jan. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	22,807,018
Proposed Maximum Offering Price per Unit	5.70
Maximum Aggregate Offering Price	$ 130,000,002.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,953.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The "Amount Registered" includes 5,807,018 shares of Common Stock issuable upon exercise of the pre-funded Warrants referenced in Note 2. Pursuant to Rule 416 under the Securities Act, this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-290078, as amended, filed with the Securities and Exchange Commission on January 28, 2026 (as amended, the "Registration Statement"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee Tables" in the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to Purchase Common Stock
Amount Registered | shares	5,807,018
Proposed Maximum Offering Price per Unit	5.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. The "Proposed Maximum Offering Price Per Unit" represents the sum of the Pre-Funded Warrants sales price of $5.6999 and the exercise price of $0.0001 per share of Common Stock issuable pursuant to the Pre-Funded Warrants. Pursuant to Rule 457(g), the entire fee is allocated to the Common Stock underlying the Pre-Funded Warrants. See also Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to Purchase Common Stock
Amount Registered | shares	45,614,036
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Shares of Common Stock being registered are issuable upon exercise of the Common Warrants (as defined in the prospectus supplement). The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Pursuant to Rule 457(g), no additional fee is payable for the Common Warrants. See also Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of the Warrants
Amount Registered | shares	45,614,036
Proposed Maximum Offering Price per Unit	7.25
Maximum Aggregate Offering Price	$ 330,701,761.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 45,669.91
Offering Note	Consists of up to 45,614,036 shares of Common Stock issuable upon exercise of the Common Warrants. The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. The "Proposed Maximum Offering Price Per Unit" represents the exercise price of $7.25 per share of Common Stock issuable pursuant to the Common Warrants. See also Note 1.